UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NEW YORK MONEY MARKET FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30,
2007

USAA
EAGLE
LOGO (R)


                        USAA NEW YORK MONEY MARKET Fund


                      1ST QUARTER Portfolio of Investments


                                 June 30, 2007

                                                                      (Form N-Q)

                                             (C)2007, USAA. All rights reserved
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                                                                               1

  P O R T F O L I O
======================----------------------------------------------------------
                       of INVESTMENTS


USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)     Principal and interest  payments are insured by one of the  following:
          AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bayerische Landesbank, Citibank,
          N.A., Citigroup Inc., Dexia Credit Local, JP Morgan Chase Bank, N.A., Morgan Stanley, Merrill Lynch & Co., Inc., or Wachovia Bank, N.A.
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2

  P O R T F O L I O
======================----------------------------------------------------------
                       of INVESTMENTS
                       (continues)

USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)


(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Merrill Lynch & Co., Inc.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
BAN         Bond Anticipation Note
GO          General Obligation
IDA         Industrial Development Authority/Agency
MERLOT      Municipal Exempt Receipts-Liquidity Optional Tender
MTA         Metropolitan Transportation Authority
P-FLOAT     Puttable Floating Option Tax-Exempt Receipts
PUTTER      Puttable Tax-Exempt Receipts
RB          Revenue Bond
ROC         Reset Option Certificates
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                                                                               3

  P O R T F O L I O
======================----------------------------------------------------------
                        of INVESTMENTS (in thousands)


USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE

            VARIABLE-RATE DEMAND NOTES (85.6%)
            NEW YORK (78.8%)
            Chautauqua County IDA RB,
$   2,800        Series 2000A (LOC - PNC Bank, N.A.)                       3.79%         8/01/2030        $ 2,800
    6,000        Series 2001A (LOC - PNC Bank, N.A.)                       3.79         12/01/2031          6,000
            Dormitory Auth. RB,
    8,900        Series 1993 (LOC - Landesbank Hessen-Thuringen)           3.92          7/01/2023          8,900
    3,745        Series 2005, PUTTER, Series 931 (LIQ)(INS) (a)            3.77          6/01/2013          3,745
    2,375   Dutchess County IDA RB, Series 1997 (LOC - Bank of New
                 York)                                                     3.77         10/01/2017          2,375
    2,500   Environmental Facilities Corp. RB, Series 2007B,
                 PUTTER, Series 1827 (LIQ) (a)                             3.77         12/15/2014          2,500
    2,500   Environmental Facilities RB, Austin Trust, Series
                 2007-128 (LIQ) (a)                                        3.77          6/15/2032          2,500
    6,950   Hudson Yards Infrastructure Corp. RB, Fiscal 2007A,
                  Floater Certificate, Series 2006-1577 (INS)(LIQ)
                 (a)                                                       3.78          2/15/2047          6,950
    1,550   Lancaster IDA RB, Series 2000 (LOC - Manufacturers &
                 Traders Trust Co.)                                        3.78         11/01/2032          1,550
    1,635   Monroe County IDA Civic Facility RB, Series 2004 (LOC -
                 Manufacturers & Traders Trust Co.)                        3.82         12/01/2034          1,635
    2,000   MTA Transit Facilities RB, Series 1999A, MERLOT, Series
                 2000F (INS)(LIQ) (a)                                      3.79          7/01/2029          2,000
    2,220   New York City GO, Fiscal 2007, Series C, Subseries C-1,
                 P-FLOAT, Series PT-3844 (LIQ)(NBGA) (a)                   3.78          1/01/2025          2,220
    1,195   New York City IDA Civic Facility RB, Series 2001 (LOC -
                 Manufacturers & Traders Trust Co.)                        3.82         12/01/2027          1,195
    4,000   New York City IDA RB, Series 2006A, EAGLE Tax-Exempt
                Trust, Series 20060112 (LIQ)(INS) (a)                      3.79          3/01/2046          4,000
    3,980   New York City Municipal Water Finance Auth. RB, Series
                 2006A, PUTTER, Series 1263 (INS)(LIQ) (a)                 3.77          6/15/2013          3,980
            New York City Transitional Finance Auth. RB,
    7,000        Fiscal 2007 Series A-1, P-FLOAT, Series EC-1036
                    (LIQ) (a)                                              3.81          8/01/2020          7,000
    4,500        Series 2007B, EAGLE Tax-Exempt Trust, Series
                    20070019 (LIQ) (a)                                     3.77         11/01/2030          4,500
    2,000        Series 2007B, EAGLE Tax-Exempt Trust, Series
                    20070024 (LIQ) (a)                                     3.77         11/01/2030          2,000
    4,600   Oneida County IDA RB, Series 2005 (LOC - Manufacturers
                 & Traders Trust Co.)                                      3.78          6/01/2030          4,600
    3,000   Port Auth. of New York and New Jersey RB, Series
                 2006-8                                                    3.78         11/16/2012          3,000
    1,495   Sales Tax Asset Receivable Corp. RB, Series 2005A, ROC
                 Trust ll-R, Series 7034 (LIQ)(INS) (a)                    3.78         10/15/2023          1,495
    3,900   Syracuse IDA RB, Series 1998 (LOC - Manufacturers &
                 Traders Trust Co.)                                        3.81          1/01/2023          3,900

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4

  P O R T F O L I O
======================----------------------------------------------------------
                        of INVESTMENTS (in thousands)
                        (continued)

USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                 COUPON             FINAL
   AMOUNT   SECURITY                                                        RATE          MATURITY          VALUE
 ----------------------------------------------------------------------------------------------------------------
$   3,285   Thruway Auth. Second General Highway and Bridge Trust
                 Fund RB, Series 2005B, ROC Trust II-R, Series 545
                 (INS)(LIQ) (a)                                            3.78%         4/01/2025        $ 3,285
    3,600   Triborough Bridge and Tunnel Auth. RB, Series 2002B,
                 Floater Certificate, Series 1449 (LIQ) (a)                3.78         11/15/2032          3,600
            Urban Development Corp. RB,
    4,900        Series 2004A-2, P-FLOAT, Series EC-1109
                 (INS)(LIQ) (a)                                            3.81          3/15/2019          4,900
    2,500        Series C, MERLOT, Series 2000N (INS)(LIQ) (a)             3.79          1/01/2029          2,500
    1,010   Westchester County IDA RB, Series 1998 (LOC - JPMorgan
                 Chase Bank, N.A.)                                         4.10         10/01/2028          1,010
                                                                                                  ---------------
                                                                                                           94,140
                                                                                                  ---------------
            PUERTO RICO (6.8%)
    8,200   Aqueduct and Sewer Auth. BAN, Series 2007B, ROC Trust
                 II-R, Series 10001CE (LIQ)(LOC - Citigroup, Inc.)
                 (a)                                                       3.79         12/27/2008          8,200
                                                                                                  ---------------
            Total Variable-Rate Demand Notes (cost: $102,340)                                             102,340
                                                                                                  ---------------


            PUT BONDS (11.9%)
            NEW YORK (11.9%)
    2,300   Environmental Quality 1986 GO, Series 1998G (LOC -
                 WestLB AG)                                                3.58         11/30/2018          2,300
    7,000   New York City GO, Series 2007D, P-FLOAT, Series PT-3823
                 (LIQ)(LOC - Dexia Credit Local) (a)                       3.71          2/01/2016          7,000
    4,850   Power Auth. GO, Series 1985                                    3.65          3/01/2016          4,850
                                                                                                  ---------------
                                                                                                           14,150
                                                                                                  ---------------
            Total Put Bonds (cost: $14,150)                                                                14,150
                                                                                                  ---------------

            FIXED-RATE INSTRUMENTS (2.1%)
            NEW YORK (0.4%)
            New York City GO,
      100        Fiscal 1998 Series D                                      5.75          8/01/2007            100
      150        Fiscal 2003 Series C                                      5.00          8/01/2007            150
      250        Fiscal 2004 Series G                                      5.00          8/01/2007            251
                                                                                                  ---------------
                                                                                                              501
                                                                                                  ---------------
            PUERTO RICO (1.7%)
    2,000   Electric Power Auth. RB, Series W (INS)                        7.00          7/01/2007          2,000
                                                                                                  ---------------
            Total Fixed-Rate Instruments(cost: $2,501)                                                      2,501
                                                                                                  ---------------


            TOTAL INVESTMENTS (COST: $118,991)                                                  $         118,991
                                                                                                  ===============

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  N O T E S
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                          to Portfolio of INVESTMENTS

USAA NEW YORK MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA New York Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. As of June 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $119,523,000 at June 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC  NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended JUNE 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.